American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2019

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.6%
Focused Dynamic Growth Fund G Class(2)	76,651	2,274,235
NT Disciplined Growth Fund G Class	3,603,531	45,872,954
NT Equity Growth Fund G Class	11,996,568	160,873,981
NT Growth Fund G Class	7,628,691	138,537,034
NT Heritage Fund G Class	7,325,021	94,932,270
NT Large Company Value Fund G Class	16,117,570	186,157,928
NT Mid Cap Value Fund G Class	9,516,495	117,433,553
NT Small Company Fund G Class	5,747,597	46,268,157
Small Cap Growth Fund G Class	51,311	941,048
Small Cap Value Fund G Class	121,197	930,795
Sustainable Equity Fund G Class	1,893,852	58,027,620
		852,249,575
International Equity Funds — 22.7%
NT Emerging Markets Fund G Class	7,691,078	89,139,590
NT Global Real Estate Fund G Class	3,201,438	37,392,792
NT International Growth Fund G Class	9,135,320	101,584,753
NT International Small-Mid Cap Fund G Class	3,686,523	38,782,224
NT International Value Fund G Class	6,397,113	58,085,783
NT Non-U.S. Intrinsic Value Fund G Class	4,809,313	51,026,808
		376,011,950
Domestic Fixed Income Funds — 16.9%
Inflation-Adjusted Bond Fund G Class	3,266,012	38,375,643
NT Diversified Bond Fund G Class	17,524,676	193,297,172
NT High Income Fund G Class	5,034,226	48,378,915
		280,051,730
International Fixed Income Funds — 6.4%
Emerging Markets Debt Fund G Class	2,804,170	29,331,614
Global Bond Fund G Class	7,253,042	76,447,060
		105,778,674
Money Market Funds — 2.4%
U.S. Government Money Market Fund G Class	39,072,242	39,072,242
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,393,741,288)		1,653,164,171
OTHER ASSETS AND LIABILITIES†		(492,867)
TOTAL NET ASSETS — 100.0%		$1,652,671,304

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$2,262	—	$12	$2,274	77	—	—
NT Core Equity Plus Fund	$56,044	1,957	$42,586	(15,415)	—	—	$12,934	$1,957
NT Disciplined Growth Fund	47,824	—	1,920	(31)	45,873	3,604	496	—
NT Equity Growth Fund	166,620	612	6,569	211	160,874	11,997	842	612
NT Growth Fund	140,768	317	2,923	375	138,537	7,629	1,095	—
NT Heritage Fund	97,585	1,402	1,087	(2,968)	94,932	7,325	213	—
NT Large Company Value Fund	188,534	1,548	8,274	4,350	186,158	16,118	457	1,108
NT Mid Cap Value Fund	119,441	909	5,469	2,553	117,434	9,516	(86)	709
NT Small Company Fund	49,194	1,114	4,006	(34)	46,268	5,748	(418)	369
Small Cap Growth Fund	—	944	—	(3)	941	51	—	—
Small Cap Value Fund	—	944	—	(13)	931	121	—	—
Sustainable Equity Fund	—	57,870	—	158	58,028	1,894	—	—
NT Emerging Markets Fund	89,217	1,412	3,871	2,381	89,139	7,691	99	—
NT Global Real Estate Fund	36,900	—	2,633	3,126	37,393	3,201	307	—
NT International Growth Fund	102,258	—	4,014	3,341	101,585	9,135	484	—
NT International Small-Mid Cap Fund	38,359	—	693	1,116	38,782	3,687	5	—
NT International Value Fund	57,343	1,335	2,314	1,722	58,086	6,397	(244)	—
NT Non-U.S. Intrinsic Value Fund	51,001	240	3,317	3,103	51,027	4,809	144	—
Inflation-Adjusted Bond Fund	39,107	20	1,108	357	38,376	3,266	22	—
NT Diversified Bond Fund	197,627	11,134	18,067	2,603	193,297	17,525	388	1,469
NT High Income Fund	49,007	759	1,125	(262)	48,379	5,034	(39)	759
Emerging Markets Debt Fund	29,549	359	689	112	29,331	2,804	(2)	359
Global Bond Fund	78,887	892	4,231	899	76,447	7,253	171	—
U.S. Government Money Market Fund	37,495	1,577	—	—	39,072	39,072	—	204
	$1,672,760	$87,607	$114,896	$7,693	$1,653,164	173,954	$16,868	$7,546

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.